Consolitdated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	100,000,000	100,000,000
Ordinary shares, shares issued	[1]	10,000,000	10,000,000
Ordinary shares, shares outstanding	[1]	10,000,000	10,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.